BORROWINGS (Details) $ in Thousands, ₨ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 499,985		$ 279,463
Less: current borrowings	14,389		14,979
Total long-term borrowings	485,596		264,484
Imputed interest	400		300
Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	7,100		1,400
Debt issuance costs, net of imputed interest
Disclosure of detailed information about borrowings [line items]
Borrowings	6,700		1,100
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	245,252		$ 0
Senior Unsecured Notes | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,700
Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	7.00%	7.00%	0.00%
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 219,084		$ 0
2018 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,300
2018 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.26%	4.26%	0.00%
2014 Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 254,773
2014 Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,400
2014 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.91%	4.91%	3.39%
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,338	₨ 1,142.4	$ 0
2018 Powerband Credit Facility | Debt issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100	₨ 5.5
2018 Powerband Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	9.91%	9.91%	0.00%
Powerband Revolving Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 9,563
Powerband Revolving Line of Credit | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	9.15%	9.15%	8.75%
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,585		$ 0
2018 Capstone Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	7.63%	7.63%	0.00%
Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, net of imputed interest	$ 6,014		$ 4,660
Forgivable Government Loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	1.25%	1.25%	1.25%
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,712		$ 8,817
Finance lease liabilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	3.82%	3.82%	3.11%
Term and other loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 1,650
Term and other loans | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.00%	0.00%	9.05%